Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Areas where significant judgment is involved in making estimates are: the fair values of financial assets and liabilities; the determination of fair value of stock-based compensation; the useful lives of property and equipment; and forecasting future cash flows for assessing the going concern assumption.

Basis of Measurement [Policy Text Block]	Basis of measurement The consolidated financial statements have been prepared on the historical cost basis except as otherwise noted.
Functional and Reporting Currencies [Policy Text Block]
Functional and reporting currencies

The Company’s and subsidiary’s functional currency, as determined by management, is US dollars, which is also the Company’s reporting currency.

The accounting policies set out below have been applied consistently to all periods and companies presented in the consolidated financial statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

The Company considers all highly liquid securities with an original maturity of three
months or less to be cash equivalents. Cash and cash equivalents comprises cash on hand and cash held in trust related to share issuances. The cash held in trust is readily available to the Company and is classified as current.

The financial risks associated with these instruments are minimal and the Company has not
experienced any losses from investments in these securities. The carrying amount of cash and cash equivalents approximates its fair value due to its short-term nature.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment

Property and equipment are carried at historical cost less accumulated depreciation and any accumulated impairment losses. Each component of an item of property and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. Maintenance and repair expenditures that do not
improve or extend the life are expensed in the period incurred.

Depreciation is recognized so as to write off the cost or valuation of assets (other than land) less their residual values over their useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each year, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property and equipment is derecognized upon disposal or when no
future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

Estimated useful lives for the principal asset categories are as follows:

Computer equipment (years)		3
Furniture and equipment (years)	5	-	7
Laboratory equipment (years)	5	-	7
Leasehold improvements		Over shorter of estimated useful life and lease term

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets

Long-lived assets are reviewed for impairment when events or circumstances indicate that the carrying value of an asset may
not
be recoverable. For assets that are to be held and used, impairment is recognized when the sum of estimated undiscounted cash flows associated with the asset or group of assets is less than its carrying value. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value.

Research and Development Expense, Policy [Policy Text Block]	Research and development Research and development costs related to continued research and development programs are expensed as incurred in accordance with ASC topic 730.
Share Issue Costs [Policy Text Block]	Share issue costs Share issue costs are recorded as a reduction of the proceeds from the issuance of capital stock.
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Translation of foreign currencies

In respect of other transactions denominated in currencies other than the Company and its wholly owned operating subsidiaries’ functional currencies, the monetary assets and liabilities are translated at the period end rates. Revenue and expenses are translated at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these other transactions are recognized in the consolidated statements of operations and comprehensive loss.

Compensation Related Costs, Policy [Policy Text Block]
Stock-based compensation

The Company measures the cost of equity-settled transactions by reference to the fair value of the equity instruments at the date at which they are granted if the fair value of the goods or services received by the Company cannot be reliably estimated.

The Company calculates stock-based compensation using the fair value method, under which the fair value of the options at the grant date is calculated using the Black-Scholes Option Pricing Model, and subsequently expensed over the vesting period of the option. The provisions of the Company's stock-based compensation plans do not
require the Company to settle any options by transferring cash or other assets, and therefore the Company classifies the awards as equity. Stock-based compensation expense recognized during the period is based on the value of stock-based payment awards that are ultimately expected to vest.

The Company estimates forfeitures at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Earnings Per Share, Policy [Policy Text Block]
Loss per share

Basic loss per share (“EPS”) is computed by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding. Diluted EPS reflects the potential dilution that could occur from common shares issuable through the exercise or conversion of stock options, restricted stock awards, warrants and convertible securities. In certain circumstances, the conversion of options are excluded from diluted EPS if the effect of such inclusion would be anti-dilutive.

The dilutive effect of stock options is determined using the treasury stock method. Stock options to purchase common shares of the Company during fiscal
2017
and
2016
were
not
included in the computation of diluted EPS because the Company has incurred a loss for the year ended
December 31, 2017
and
2016
as the effect would be anti-dilutive.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive loss

The Company follows ASC topic
220.
This statement establishes standards for reporting and display of comprehensive (loss) income and its components. Comprehensive loss is net loss plus certain items that are recorded directly to shareholders' equity. The Company has no
other comprehensive loss items.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible assets

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful lives and amortization methods are reviewed at the end of each year, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

Computer software (years)	3
Trademarks (years)	15

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurement

Under ASC topic
820,
fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). ASC topic
820
establishes a hierarchy for inputs to valuation techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. There are three
levels to the hierarchy based on the reliability of inputs, as follows:

●	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●
Level
2
- Inputs other than quoted prices included in Level
1
that are observable for the asset or liability, either directly or indirectly. Level
2
inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not
active.

●	Level 3 - Unobservable inputs for the asset or liability.

The degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level
3.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes in accordance with Accounting Standard Codification
740,
Income Taxes ("ASC
740"
), on a tax jurisdictional basis. The Company files income tax returns in the United States and its subsidiary files income tax returns in Canada and the Province of Ontario.

Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the tax bases of assets and liabilities and their financial statement reported amounts using enacted tax rates and laws in effect in the year in which the differences are expected to reverse. A valuation allowance is provided against deferred tax assets when it is determined to be more likely than not
that the deferred tax asset will
not
be realized.

The Company assesses the likelihood of the financial statement effect of a tax position that should be recognized when it is more likely than not
that the position will be sustained upon examination by a taxing authority based on the technical merits of the tax position, circumstances, and information available as of the reporting date. The Company is subject to examination by taxing authorities in jurisdictions such as the United States and Canada. Management does not
believe that there are any uncertain tax positions that would result in an asset or liability for taxes being recognized in the accompanying consolidated financial statements. The Company recognizes tax-related interest and penalties, if any, as a component of income tax expense.

ASC
740
prescribes recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC
740
also provides guidance on de-recognition, classification, interest and penalties, accounting in periods, disclosure and transition. At
December 31, 2017
and
2016,
the Company has
not
taken any tax positions that would require disclosure under ASC
740.

Segment Reporting, Policy [Policy Text Block]
Segmented reporting

The Company currently operates as a single segment. Its principal business relates to the discovery, development and commercialization of innovative pharmaceuticals for the companion pet.

New Accounting Pronouncements, Policy [Policy Text Block]
Future accounting pronouncements

In
May 2014,
the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”)
No.
2014
-
09,
Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The updated standard will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. In
March 2016,
the FASB issued ASU
No.
2016
-
08
to clarify the implementation guidance on considerations of whether an entity is a principal or an agent, impacting whether an entity reports revenue on a gross or net basis. In
April 2016,
the FASB issued ASU
No.
2016
-
10
to clarify guidance on identifying performance obligations and the implementation guidance on licensing. In
May 2016,
the FASB issued amendments ASU
No.
2016
-
11
and
2016
-
12
to amend certain aspects of the new revenue guidance (including transition, collectability, noncash consideration and the presentation of sales and other similar taxes) and provided certain practical expedients. The guidance is effective for annual reporting periods beginning after
December 15, 2017 (
including interim reporting periods). Early adoption is permitted but not
before the annual reporting period (and interim reporting period) beginning
January 1, 2017.
Entities have the option of using either a full retrospective or a modified approach to adopt the guidance. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In
January 2016,
the FASB issued ASU
No.
2016
-
01,
which makes limited amendments to the guidance in U.S. GAAP on the classification and measurement of financial instruments. The new standard significantly revises an entity’s accounting related to (
1
) the classification and measurement of investments in equity securities and (
2
) the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. ASU
No.
2016
-
01
is effective for fiscal years beginning after
December 15, 2017,
and interim periods within those annual periods. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In
February 2016,
the FASB issued new guidance, ASU
No.
2016
-
02,
Leases (Topic
842
). The main difference between current U.S. GAAP and the new guidance is the recognition of lease liabilities based on the present value of remaining lease payments and corresponding lease assets for operating leases under current U.S. GAAP with limited exception. Additional qualitative and quantitative disclosures are also required by the new guidance. Topic
842
is effective for annual reporting periods (including interim reporting periods) beginning after
December 15, 2018.
Early adoption is permitted. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In
August 2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows (Topic
230
) Classification of Certain Cash Receipts and Cash Payments, which will make eight
targeted changes to how cash receipts and cash payments are presented and classified in the Statement of Cash Flows. ASU
2016
-
15
will be effective on
May 1, 2018
and will require adoption on a retrospective basis unless it is impracticable to apply, in which case the Company would be required to apply the amendments prospectively as of the earliest date practicable. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In
August 2016,
the FASB issued ASU
2017
-
01
that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The guidance requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not
a business. ASU
2017
-
01
also requires a business to include at least
one
substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in ASC
606.1.
ASU
2017
-
01
is effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those years. Early adoption is permitted. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.

In
May 2017,
FASB issued ASU
2017
-
09
in relation to Compensation —Stock Compensation (Topic
718
), Modification Accounting. The amendments provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic
718.
The amendments are effective for all entities for annual periods, and interim periods within those annual periods, beginning after
December 15, 2017.
Early adoption is permitted, including adoption in any interim period, for (
1
) public business entities for reporting periods for which financial statements have not
yet been issued and (
2
) all other entities for reporting periods for which financial statements have not
yet been made available for issuance. The amendments should be applied prospectively to an award modified on or after the adoption date. The Company is in the process of evaluating the amendments to determine if they have a material impact on the Company’s financial position, results of operations, cash flows or disclosures.